Condensed Consolidating Financial Information - Narrative (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014	May 31, 2013
Condensed Financial Statements, Captions [Line Items]
Carrying value of long-term debt and lease obligations	$ 186,320,000	$ 190,594,000
Senior secured second-priority notes [Member]
Condensed Financial Statements, Captions [Line Items]
Carrying value of long-term debt and lease obligations	$ 175,000,000	$ 175,000,000	$ 175,000,000